Pension Plans and Other Postretirement Benefit Plans - Net Periodic Benefit Cost Not Yet Recognized (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss)	$ (40,625)	$ (41,910)
Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss)	$ (555)	$ (251)